Label	Element	Value
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Mercer Opportunistic Fixed Income Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables summarize the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	oef_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2026).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	77.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change. In seeking to achieve the Fund’s investment objective of total return, the Fund invests primarily in fixed income securities of U.S. and non-U.S. issuers, including those in emerging and frontier markets. The Fund invests in various strategic and tactical global bond market opportunities without limitations in geography (developed and emerging markets), issuer type (government/public sector and corporate/private sector), quality (investment grade, below investment grade or unrated), and currency denomination (U.S. Dollar and foreign currencies). Fixed income securities in which the Fund will invest include all varieties of fixed-rate and floating-rate securities (including but not limited to those issued by central and local governments, government agency and affiliated institutions, corporate bonds, mortgage- and other asset-backed securities, and convertible securities). The Fund may invest in bank loans and loan participations and senior and subordinated debt securities. The Fund may invest a significant portion of its assets in any combination of non-investment grade bonds (sometimes called “high yield” or “junk bonds”), bonds issued by issuers in emerging capital markets. A lesser portion of the Fund’s assets may be invested in securities in default or otherwise illiquid investments. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivatives such as futures (including, among others, currency futures and interest rate futures), swaps (currency, interest rate, credit default, and total return), forwards, options (including, among others, exchange-traded and over-the-counter currency options), and credit-linked notes. The Fund may engage in transactions in derivatives for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance of the Fund
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, Bloomberg U.S. Aggregate Bond Index. The Fund’s average annual returns over time are also compared to an additional blended benchmark consisting of 33.3% Bloomberg US Corporate High Yield Index (USD), 33.3% Morningstar LSTA US Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD).

The Fund offers four different classes of shares in this prospectus: Adviser Class shares, Class I shares, Class Y-2 shares and Class Y-3 shares. No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report. The returns of these share classes would have been substantially similar to the returns of Class Y-3 shares; however, because the Adviser Class, Class I and Class Y-2 shares are subject to a 12b-1 fee and/or a non-distribution shareholder administrative services fee, the returns of these share classes would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. This may be particularly true given that other subadvisers were responsible for managing portions of the Fund’s portfolio during previous periods. Ninety One North America, Inc. assumed responsibility for managing a portion of the Fund’s portfolio on June 15, 2023. Ares Capital Management II LLC, Crescent Capital Group LP and Polen Capital Credit, LLC assumed responsibility for managing portions of the Fund’s portfolio on April 15, 2025. Pacific Investment Management Company LLC and Wellington Management Company LLP assumed responsibility for managing portions of the Fund’s portfolio on April 29, 2025.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	No information is shown for Adviser Class or Class Y-2 shares because there were no shares outstanding for these classes as of the last calendar year end. Performance information for these share classes will appear in a future version of the prospectus once there is a full calendar year of performance information to report.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg US Corporate High Yield Index (USD), 33.3% Morningstar LSTA US Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD). The index is unmanaged and cannot be invested in directly
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of June 30, 2025 was 5.58%.

The Fund’s highest return for a quarter during the period shown above was 9.57%, for the quarter ended June 30, 2020.

The Fund’s lowest return for a quarter during the period shown above was -10.10%, for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	5.58%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	9.57%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(10.10%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period. After-tax returns are shown for Class Y-3 shares. After-tax returns for Class I shares may vary.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2024
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions or policies, rapid technological developments or widespread adoption of emerging technologies (such as artificial intelligence), natural disasters, extreme weather, epidemics and pandemics, tariffs, sanctions, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed-Income Securities Risk. Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Emerging Markets Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit Risk. Issuers of debt securities may be unable, unwilling or perceived to be unwilling to make the required payments of interest and/or principal at the time that such payments are due. In addition, adverse changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values and liquidity of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Sovereign Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Sovereign Debt Securities Risk. Investments in foreign sovereign debt securities may subject the Fund to the following risks: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Political and Economic Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Political and Economic Risk. The political, legal, economic, and social structures of certain foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), and the imposition of tariffs or sanctions.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Foreign Exchange Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Exchange Transaction Risk. The Fund may use currency futures contracts, forward currency exchange contracts or similar instruments to alter the currency exposure characteristics of securities it holds. Consequently, there is a possibility that the performance of the Fund may be strongly influenced by movements in foreign exchange rates because the currency positions held by the Fund may not correspond with the securities positions.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Foreign Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investments Risk. Investing in foreign securities, including Depositary Receipts, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States. Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, geopolitical and social conditions in those countries.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High Yield Securities Risk. Securities rated “BB” or below by S&P or “Ba” or below by Moody’s are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities are generally considered to be speculative in nature because they have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates or individual corporate developments, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Exchange Rate Risk. Foreign securities may be issued and traded in foreign currencies. As a result, the value of foreign securities may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the United States. For example, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Management Techniques Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Derivatives instruments may also be susceptible to operational risks. Failures in the documentation and shortcomings in the settlement process could result in the failure to complete a transaction. There are also legal risks associated with derivatives, particularly if contracts are not legally enforceable or if a counterparty does not have sufficient capacity to perform on a contract.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Frontier Markets Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Frontier Markets Investments Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries (see “Emerging Markets Investments Risk” above) are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. Additionally, companies in frontier market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and the Fund may be forced to reinvest in obligations with lower yields than the original obligations. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Call or Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Call or Prepayment Risk. During periods of falling interest rates, issuers of callable securities may call or repay securities with higher interest rates before their maturity dates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of interest income expected on its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Early repayment of principal of mortgage-related securities could have the same effect.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Issuer Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk. Convertible securities (preferred stocks, debt instruments, and other securities convertible into common stocks) may offer higher income than the common stocks into which the convertible securities are convertible or exchangeable. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, the prices of convertible securities may reflect changes in the values of the underlying common stocks into which such convertible securities are convertible or exchangeable. Issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Counterparty Risk. The issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or a borrower of a Fund’s securities may be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Custody Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the subadviser might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Rule 144A Securities Risk. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the subadviser might wish to sell.

Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Adviser Class
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.43%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.01%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	742
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,677
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.18%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	608
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,394
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-2
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,279
Mercer Opportunistic Fixed Income Fund | Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]	oef_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Distribution or Similar (Non 12b-1) Fees	oef_DistributionOrSimilarNon12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.09%	[3]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.93%	[4]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.51%	[4]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,104
Mercer Opportunistic Fixed Income Fund | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[5]
Mercer Opportunistic Fixed Income Fund | Secondary Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.79%	[6]
Mercer Opportunistic Fixed Income Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.12%
Performance Inception Date	oef_PerfInceptionDate	Jun. 01, 2023
Mercer Opportunistic Fixed Income Fund | Class Y-3
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(12.77%)
Annual Return [Percent]	oef_AnnlRtrPct	10.88%
Annual Return [Percent]	oef_AnnlRtrPct	12.51%
Annual Return [Percent]	oef_AnnlRtrPct	(5.52%)
Annual Return [Percent]	oef_AnnlRtrPct	8.74%
Annual Return [Percent]	oef_AnnlRtrPct	8.26%
Annual Return [Percent]	oef_AnnlRtrPct	1.25%
Annual Return [Percent]	oef_AnnlRtrPct	(11.56%)
Annual Return [Percent]	oef_AnnlRtrPct	12.11%
Annual Return [Percent]	oef_AnnlRtrPct	2.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.24%
Mercer Opportunistic Fixed Income Fund | Class Y-3 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.39%)
Mercer Opportunistic Fixed Income Fund | Class Y-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.38%

[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.
[4]	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.
[5]	The Bloomberg U.S. Aggregate Bond Index measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly.
[6]	The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg US Corporate High Yield Index (USD), 33.3% Morningstar LSTA US Leveraged Loan Index and 33.3% JP Morgan EMBI Global Diversified Index (USD). The index is unmanaged and cannot be invested in directly.